RELATED PARTY TRANSACTIONS Summary of Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party receivables	$ 449	$ 128
Related party payables	2,555	158
The Former Golden Ocean [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party charges	1,034	408	533
Related party payables	356	158
Frontline 2012 [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party receivables	38	0
Seateam Management Pte Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party charges	562	228	208
Related party receivables	411	108
Frontline Management (Bermuda) Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party charges	2,962	154	0
Related party receivables	0	9
Related party payables	1,558	0
ICB Shipping (Bermuda) Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party charges	2,315	2,315	2,315
Related party payables	579	0
Frontline Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related party receivables	0	11
Related party payables	$ 62	$ 0